EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the BNP Paribas AM Absolute Return Fixed Income Fund, BNP Paribas AM Global Inflation-Linked Bond Fund, BNP Paribas AM Emerging Markets Equity Fund, BNP Paribas AM MBS Fund, BNP Paribas AM U.S. Small Cap Equity Fund, BNP Paribas AM Emerging Markets Total Return Fixed Income Fund and BNP Paribas AM U.S. Inflation-Linked Bond Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 12, 2019 (SEC Accession No. 0001398344-19-002498), in interactive data format.